FAIR VALUE MEASUREMENTS - Summary of assets measured at fair value on recurring basis (Details) - Fair value measurements - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Assets measured at fair value	¥ 70,369	¥ 197,058
Level 2
FAIR VALUE MEASUREMENTS
Assets measured at fair value	¥ 70,369	¥ 197,058